Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2019
Segmental analysis
Schedule of operating segments

	Net	Net fees	Other			Depreciation	Impairment
	interest	and	non-interest	Total	Operating	and	(losses)/	Operating
	income	commissions	income	income	expenses	amortisation	releases	profit/(loss)
2019	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal Banking	4,130	696	40	4,866	(3,618)	—	(393)	855
Ulster Bank RoI	400	109	58	567	(552)	—	34	49
Commercial Banking	2,842	1,312	164	4,318	(2,458)	(142)	(391)	1,327
Private Banking	521	226	30	777	(482)	(4)	6	297
RBS International	478	106	26	610	(254)	(10)	(2)	344
NatWest Markets	(188)	85	1,445	1,342	(1,406)	(12)	51	(25)
Central items & other	(136)	(23)	1,932	1,773	621	(1,008)	(1)	1,385
Total	8,047	2,511	3,695	14,253	(8,149)	(1,176)	(696)	4,232

	Net	Net fees	Other			Depreciation	Impairment
	interest	and	non-interest	Total	Operating	and	(losses)/	Operating
	income	commissions	income	income	expenses	amortisation	releases	profit/(loss)
2018*	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal Banking	4,283	692	79	5,054	(2,867)	—	(339)	1,848
Ulster Bank RoI	444	91	75	610	(583)	—	(15)	12
Commercial Banking	2,855	1,283	464	4,602	(2,362)	(125)	(147)	1,968
Private Banking	518	228	29	775	(476)	(2)	6	303
RBS International	466	101	27	594	(254)	(6)	2	336
NatWest Markets	112	(33)	1,363	1,442	(1,589)	(15)	92	(70)
Central items & other	(22)	(5)	352	325	(783)	(583)	3	(1,038)
Total	8,656	2,357	2,389	13,402	(8,914)	(731)	(398)	3,359

*2018 and 2017 data has been restated for the business re-segmentation.

2017*
UK Personal Banking	4,342	724	216	5,282	(3,241)	—	(207)	1,834
Ulster Bank RoI	421	94	89	604	(676)	—	(60)	(132)
Commercial Banking	3,074	1,405	200	4,679	(2,458)	(144)	(390)	1,687
Private Banking	464	179	35	678	(529)	—	(6)	143
RBS International	325	42	22	389	(217)	(2)	(3)	167
NatWest Markets	203	24	823	1,050	(2,250)	49	174	(977)
Central items & other	158	(13)	306	451	(222)	(711)	(1)	(483)
Total	8,987	2,455	1,691	13,133	(9,593)	(808)	(493)	2,239

*2018 and 2017 data has been restated for the business re-segmentation.

	2019			2018*			2017*
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total revenue	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal Banking	6,161	62	6,223	6,188	63	6,251	6,406	39	6,445
Ulster Bank RoI	616	6	622	668	—	668	676	(4)	672
Commercial Banking	4,347	139	4,486	4,576	89	4,665	4,532	79	4,611
Private Banking	703	241	944	681	195	876	585	143	728
RBS International	639	19	658	506	148	654	309	119	428
NatWest Markets	2,516	558	3,074	1,882	916	2,798	1,408	809	2,217
Central items & other	3,447	(1,025)	2,422	2,155	(1,411)	744	2,147	(1,185)	962
Total	18,429	—	18,429	16,656	—	16,656	16,063	—	16,063

*2018 and 2017 data has been restated for the business re-segmentation.

	2019			2018*			2017*
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total income	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal Banking	4,834	32	4,866	5,021	33	5,054	5,265	17	5,282
Ulster Bank RoI	562	5	567	613	(3)	610	609	(5)	604
Commercial Banking	4,814	(496)	4,318	5,079	(477)	4,602	5,051	(372)	4,679
Private Banking	631	146	777	655	120	775	594	84	678
RBS International	603	7	610	469	125	594	281	108	389
NatWest Markets	1,664	(322)	1,342	1,510	(68)	1,442	1,077	(27)	1,050
Central items & other	1,145	628	1,773	55	270	325	256	195	451
Total	14,253	—	14,253	13,402	—	13,402	13,133	—	13,133

*2018 and 2017 data has been restated for the business re-segmentation.

	UK Personal	Ulster	Commercial	Private	RBS	NatWest	Central items
Analysis of net fees and commissions	Banking	Bank RoI	Banking	Banking	International	Markets	& other	Total
2019	£m	£m	£m	£m	£m	£m	£m	£m
Fees and commissions receivable
- Payment services	292	61	658	33	27	24	—	1,095
- Credit and debit card fees	427	28	154	12	2	—	—	623
- Lending (credit facilities)	356	14	415	2	32	82	—	901
- Brokerage	55	8	—	5	—	96	—	164
- Investment management, trustee and fiduciary services	44	3	3	186	41	1	—	278
- Trade finance	—	2	95	1	4	3	—	105
- Underwriting fees	—	—	—	—	—	170	—	170
- Other	2	5	90	27	2	69	(172)	23
Total	1,176	121	1,415	266	108	445	(172)	3,359

Fees and commissions payable	(480)	(12)	(103)	(40)	(2)	(360)	149	(848)
Net fees and commissions	696	109	1,312	226	106	85	(23)	2,511

2018*
Fees and commissions receivable
- Payment services	227	34	556	33	25	3	—	878
- Credit and debit card fees	402	22	175	13	—	—	—	612
- Lending (credit facilities)	408	29	415	2	29	88	—	971
- Brokerage	62	6	—	5	—	85	—	158
- Investment management, trustee and fiduciary services	49	4	—	191	42	—	—	286
- Trade finance	—	2	122	1	4	3	—	132
- Underwriting fees	13	—	17	—	—	144	—	174
- Other	2	1	60	16	2	67	(141)	7
Total	1,163	98	1,345	261	102	390	(141)	3,218

Fees and commissions payable	(471)	(7)	(62)	(33)	(1)	(423)	136	(861)
Net fees and commissions	692	91	1,283	228	101	(33)	(5)	2,357

*2018 and 2017 data has been restated for the business re-segmentation.

2017*
Fees and commissions receivable
- Payment services	194	30	543	37	24	1	—	829
- Credit and debit card fees	451	27	175	12	—	—	—	665
- Lending (credit facilities)	436	30	497	2	10	83	2	1,060
- Brokerage	69	10	—	6	—	63	—	148
- Investment management, trustee and fiduciary services	72	4	35	133	4	1	—	249
- Trade finance	—	2	164	1	3	3	—	173
- Underwriting fees	—	—	—	—	—	157	—	157
- Other	1	—	51	15	2	132	(144)	57
Total	1,223	103	1,465	206	43	440	(142)	3,338

Fees and commissions payable	(499)	(9)	(60)	(27)	(1)	(416)	129	(883)
Net fees and commissions	724	94	1,405	179	42	24	(13)	2,455

*2018 and 2017 data has been restated for the business re-segmentation.

	2019		2018*		2017*
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
UK Personal Banking	182,305	153,999	171,011	148,792	166,560	145,104
Ulster Bank RoI	25,385	21,012	25,193	21,189	24,564	19,853
Commercial Banking	165,399	140,863	166,478	139,804	173,621	143,450
Private Banking	23,304	28,610	21,983	28,554	20,290	27,049
RBS International	31,738	30,330	28,398	27,663	25,867	29,077
NatWest Markets	263,885	246,907	244,531	227,399	277,886	248,553
Central items & other	31,023	57,762	36,641	54,344	49,268	75,877
Total	723,039	679,483	694,235	647,745	738,056	688,963

*2018 and 2017 data has been restated for the business re-segmentation.

Segmental analysis of goodwill is as follows:

	UK Personal	Commercial	Private	RBS
	Banking	Banking	Banking	International	Total
	£m	£m	£m	£m	£m
At 1 January 2018*	2,653	2,606	—	300	5,559
Acquisitions	48	—	—	—	48
Inter-segment transfers	(9)	—	9	—	—
At 31 December 2018*	2,692	2,606	9	300	5,607
At 31 December 2019	2,692	2,606	9	300	5,607

*2018 data has been restated for the business re-segmentation.

Schedule of geographical segments

	UK	USA	Europe	RoW	Total
2019	£m	£m	£m	£m	£m
Total revenue	16,925	228	1,148	128	18,429

Interest receivable	10,923	—	417	35	11,375
Interest payable	(3,255)	—	(70)	(3)	(3,328)
Net fees and commissions	2,191	37	211	72	2,511
Income from trading activities	727	148	49	8	932
Other operating income	2,305	13	436	9	2,763
Total income	12,891	198	1,043	121	14,253

Operating profit/(loss) before tax	3,543	186	421	82	4,232
Total assets	648,056	33,121	40,010	1,852	723,039
Total liabilities	613,151	31,715	33,539	1,078	679,483
Net assets attributable to equity owners and non-controlling interests	34,905	1,406	6,471	774	43,556
Contingent liabilities and commitments	114,422	—	10,571	2	124,995

2018
Total revenue	15,351	300	838	167	16,656

Interest receivable	10,589	—	430	30	11,049
Interest payable	(2,366)	—	(26)	(1)	(2,393)
Net fees and commissions	2,183	12	102	60	2,357
Income from trading activities	1,308	124	68	7	1,507
Other operating income	467	119	229	67	882
Total income	12,181	255	803	163	13,402

Operating profit/(loss) before tax	3,805	(718)	150	122	3,359
Total assets	624,228	32,573	34,441	2,993	694,235
Total liabilities	588,185	31,329	27,183	1,048	647,745
Net assets attributable to equity owners and non-controlling interests	36,043	1,244	7,258	1,945	46,490
Contingent liabilities and commitments	121,267	—	5,408	208	126,883

2017*
Total revenue	15,011	192	655	205	16,063

Interest receivable	10,556	7	435	36	11,034
Interest payable	(1,945)	(11)	(89)	(2)	(2,047)
Net fees and commissions	2,192	97	113	53	2,455
Income from trading activities	570	83	(24)	5	634
Other operating income	806	22	121	108	1,057
Total income	12,179	198	556	200	13,133

Operating profit/(loss) before tax	3,230	(580)	(485)	74	2,239
Total assets	662,314	38,485	34,280	2,977	738,056
Total liabilities	626,103	36,564	25,171	1,125	688,963
Net assets attributable to equity owners and non-controlling interests	36,211	1,921	9,109	1,852	49,093
Contingent liabilities and commitments	128,127	78	7,823	22	136,050